Earnings per share (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Basic and diluted earnings (loss) per share	$ 5.37	$ 5.58	$ 8.25
Profit (loss), attributable to owners of parent	$ 3,219,931	$ 3,349,967	$ 4,948,242
Weighted average number of ordinary shares outstanding	599,971,832	599,980,734	599,997,696